Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets amortization expense
2025	¥ 1,360,094
2026	800,882
2027	437,919
2028	227,437
2029	130,971
Thereafter	243,709
Total	¥ 3,201,012	$ 438,537	¥ 3,627,533